Wedbush ETFMG Global Cloud Technology ETF
Schedule of Investments
December 31, 2023 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Australia - 6.8%
IT Services - 6.8%
Data#3, Ltd.	43,659	$251,102
Megaport, Ltd.(a)	44,836	281,092
NEXTDC, Ltd.(a)	121,015	1,132,252
		1,664,446
Total Australia		1,664,446

Canada - 4.4%
Software - 4.4%
Open Text Corp.	26,143	1,098,754

Cayman Islands - 6.0%
IT Services - 6.0%
Chinasoft International Ltd.	830,842	637,350
GDS Holdings, Ltd. - ADR(a)(b)	52,634	480,022
Kingsoft Cloud Holdings, Ltd. - ADR(a)(b)	66,622	251,831
Vnet Group, Inc. - ADR(a)(b)	41,883	120,204
		1,489,407
Total Cayman Islands		1,489,407

Israel - 5.2%
Software - 5.2%(f)
JFrog, Ltd.(a)	5,626	194,716
Nice, Ltd.(a)	5,380	1,083,415
		1,278,131
Total Israel		1,278,131

Japan - 9.9%
IT Services - 9.0%
Hennge KK(a)	9,206	78,806
NS Solutions Corp.	25,919	840,989
SCSK Corp.	56,811	1,126,549
TechMatrix Corp.	12,611	156,698
		2,203,042
Software - 0.9%
Cybozu, Inc.	14,945	231,065
Total Japan		2,434,107

Republic of Korea - 0.4%
Diversified Telecommunication Services - 0.4%
KINX, Inc.(a)	1,376	106,520

Singapore - 3.7%
Specialized REITs - 3.7%
Digital Core REIT Management Pte, Ltd.	317,115	204,539
Keppel DC REIT	486,320	718,564
		923,103
Total Singapore		923,103

Sweden - 3.6%
Software - 3.6%(f)
Sinch AB(a)(c)(d)	240,488	894,374

United Kingdom - 2.1%
Software - 2.1%
Bytes Technology Group PLC	67,749	528,500

United States - 57.0%(e)
IT Services - 11.4%
Backblaze, Inc. - Class A(a)	2,017	15,309
Cloudflare, Inc. - Class A(a)	8,787	731,606
DigitalOcean Holdings, Inc.(a)(b)	4,613	169,251
Fastly, Inc. - Class A(a)(b)	7,016	124,885
Grid Dynamics Holdings, Inc.(a)	4,055	54,053
Kyndryl Holdings, Inc.(a)	12,308	255,760
MongoDB, Inc.(a)(b)	1,631	666,834
Okta, Inc.(a)(b)	8,447	764,707
Rackspace Technology, Inc.(a)	11,608	23,216
Unisys Corp.(a)	3,669	20,620
		2,826,241
Software - 37.7%(f)
8x8, Inc.(a)	6,553	24,770
Alteryx, Inc. - Class A(a)	3,850	181,566
Appfolio, Inc. - Class A(a)(b)	1,918	332,274
Appian Corp. - Class A(a)	3,928	147,928
Blackbaud, Inc.(a)	2,889	250,476
Box, Inc. - Class A(a)(b)	7,726	197,863
CommVault Systems, Inc.(a)	2,349	187,568
Confluent, Inc. - Class A(a)(b)	16,514	386,428
Datadog, Inc. - Class A(a)(b)	5,816	705,946
Domo, Inc. - Class B(a)	1,935	19,911
Dropbox, Inc. - Class A(a)(b)	18,546	546,736
Elastic NV(a)	13,026	1,468,031
Everbridge, Inc.(a)	2,203	53,555
Gitlab, Inc. - Class A(a)(b)	8,298	522,442
HashiCorp, Inc. - Class A(a)(b)	10,400	245,856
Informatica, Inc. - Class A(a)(b)	15,616	443,338
Intapp, Inc.(a)	3,736	142,043
Jamf Holding Corp.(a)	6,748	121,869
MicroStrategy, Inc. - Class A(a)(b)	779	492,032
N-able, Inc.(a)	9,812	130,009
nCino, Inc.(a)(b)	6,056	203,663
Nutanix, Inc. - Class A(a)	13,056	622,641
PagerDuty, Inc.(a)(b)	5,005	115,866
RingCentral, Inc. - Class A(a)(b)	5,029	170,735
Samsara, Inc. - Class A(a)	24,617	821,716
Smartsheet, Inc. - Class A(a)	7,248	346,599
SolarWinds Corp.(a)	8,896	111,111
Teradata Corp.(a)	5,246	228,253
Zeta Global Holdings Corp. - Class A(a)	11,494	101,377
		9,322,602
Technology Hardware, Storage & Peripherals - 7.9%
NetApp, Inc.(b)	7,418	653,971
Pure Storage, Inc. - Class A(a)	16,733	596,699
Super Micro Computer, Inc.(a)(b)	2,479	704,680
		1,955,350
Total United States		14,104,193
TOTAL COMMON STOCKS (Cost $23,942,034)		24,521,535

SHORT-TERM INVESTMENTS - 28.5%
Investments Purchased with Proceeds from Securities Lending - 27.6%
Mount Vernon Liquid Assets Portfolio, LLC, 5.61%(g)	6,833,496	6,833,496

Money Market Funds - 0.9%
First American Government Obligations Fund - Class X, 5.28%(g)	211,852	211,852
TOTAL SHORT-TERM INVESTMENTS (Cost $7,045,348)		7,045,348

TOTAL INVESTMENTS - 127.6% (Cost $30,987,382)		31,566,883
Liabilities in Excess of Other Assets - (27.6)%		(6,826,875)
TOTAL NET ASSETS - 100.0%		$24,740,008

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2023. The total market value of these securities was $6,544,641 which represented 26.5% of net assets.
(c)	Security considered restricted. The total market value of these securities was $894,374 which represented 3.6% of net assets as of December 31, 2023.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2023, the value of these securities total $894,374 or 3.6% of the Fund’s net assets.

(e)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(f)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(g)	The rate shown represents the 7-day effective yield as of December 31, 2023.

 ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”)(each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by ETF Managers Group, LLC (the “Adviser”), using procedures adopted by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2023, AIEQ, HACK, AWAY, MJUS, IVES, ITEQ and ETHO did not hold any fair valued securities. As of December 31, 2023, SILJ held three fair valued securities, IPAY, MJ, GERM, and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2023:

Wedbush ETFMG Global Cloud Technology ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$24,521,535	$–	$–	$24,521,535
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	6,833,496
Money Market Funds	211,852	–	–	211,852
Total Investments	$24,733,387	$–	$–	$31,566,883

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.